Significant Accounting Policies - Schedule of Disaggregation of Revenues by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 129,140	$ 107,004	$ 356,932	$ 272,327	$ 374,921	$ 279,324
UNITED STATES
Disaggregation of Revenue [Line Items]
Total revenue	91,164	77,741	248,507	191,309	262,855	202,533
Other
Disaggregation of Revenue [Line Items]
Total revenue	$ 37,976	$ 29,263	$ 108,425	$ 81,018	$ 112,066	$ 76,791